Post-Employment Benefits - Summary of Defined Benefit Obligation (Detail) - CAD ($) $ in Millions	Oct. 31, 2025	Oct. 31, 2024
Pension plan [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	$ 8,260	$ 7,942
Other post employment benefit plans [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	420	419
Canada plan [member] | Pension plan [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	7,592	7,291
Canada plan [member] | Pension plan [member] | Active members [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	3,757	3,558
Canada plan [member] | Pension plan [member] | Deferred members [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	510	490
Canada plan [member] | Pension plan [member] | Retired members [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	3,325	3,243
Canada plan [member] | Other post employment benefit plans [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	391	389
Canada plan [member] | Other post employment benefit plans [member] | Active members [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	79	74
Canada plan [member] | Other post employment benefit plans [member] | Retired members [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	$ 312	$ 315